Property and equipment (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Property and Equipment

$ millions, as at or for the year ended October 31		Right-of- use assets (1)	Land and buildings	Computer equipment	Office furniture, equipment and other (2)	Leasehold improvements (2)	Total
2021	Cost
	Balance at beginning of year	$1,790	$681	$1,109	$1,129	$1,178	$5,887
	Additions (3)	607	33	65	–	167	872
	Disposals (4)	(61)	(3)	(28)	(131)	(29)	(252)
	Adjustments (5)	(33)	(8)	(11)	(16)	(14)	(82)
	Balance at end of year	$2,303	$703	$1,135	$982	$1,302	$6,425
2020	Balance at end of year	$1,790	$681	$1,109	$1,129	$1,178	$5,887
2021	Accumulated depreciation
	Balance at beginning of year	$316	$305	$869	$553	$847	$2,890
	Depreciation (4)	301	15	102	48	64	530
	Disposals (4)	(55)	(4)	(38)	(120)	(22)	(239)
	Adjustments (5)	(12)	(3)	(10)	(9)	(8)	(42)
	Balance at end of year	$550	$313	$923	$472	$881	$3,139
2020	Balance at end of year	$316	$305	$869	$553	$847	$2,890
	Net book value
	As at October 31, 2021	$1,753	$390	$212	$510	$421	$3,286
	As at October 31, 2020	$1,474	$376	$240	$576	$331	$2,997

(1)	Includes right-of-use assets with a net book value of $49 million as at November 1, 2019 that were rented out through operating sublease arrangements.
(2)	Includes $234 million (2020: $306 million) of work-in-progress not subject to depreciation.
(3)	Includes impact of lease modifications.
(4)	Includes write-offs for properties that were vacated in the fourth quarter of 2021, and write-offs of fully depreciated assets.
(5)	Includes foreign currency translation adjustments.